Income Taxes - Additional information (Details)	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Income Taxes
Percentage of income before income taxes	28.20%	27.00%	26.60%	24.70%